Cash and cash equivalents - Disclosure of cash and cash equivalents (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deposits	€ 63,036	€ 84,884	€ 3,476
Cash and bank balances	119,747	141,255	100,596
Cash and cash equivalents	€ 182,783	€ 226,139	€ 104,072	€ 50,674